Filed Pursuant to Rule 485(b)
Registration No.	033-18030
811-05371
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No.	77	X
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 80	X
RUSSELL INVESTMENT FUNDS
(Exact Name of Registrant as Specified in Charter)
1301 Second Avenue, 18th Floor, Seattle, Washington 98101
(Address of Principal Executive Office)
(ZIP Code)
Registrant's Telephone Number, including area code: 206/505-7877
Mary Beth Rhoden Albaneze, Esq.	John V. O'Hanlon, Esq.
Associate General Counsel	Dechert LLP
Russell Investment Funds	One International Place, 40th Floor
1301 Second Avenue, 18th Floor	100 Oliver Street
Seattle, Washington 98101	Boston, Massachusetts 02110
206-505-4846	617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

() immediately upon filing pursuant to paragraph (b)

(X ) on May 1, 2020 pursuant to paragraph (b)

() 60 days after filing pursuant to paragraph (a)(1)

() on __________________, pursuant to paragraph (a)(1)

() 75 days after filing pursuant to paragraph (a)(2)

() on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:

(X ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 76 to Registration Nos. 033-18030 and 811-05371 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 77 to Registration Nos. 033-18030 and 811-05371. This Post-Effective Amendment No. 77 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 76. The Registrant's updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to Rule 485(b) on or before May 1, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 77 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this seventh day of April, 2020.

RUSSELL INVESTMENT FUNDS

Registrant

By: /s/ Mark E. Swanson

Mark E. Swanson, President, Chief Executive Officer,

Treasurer and Chief Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 7, 2020.

Signatures	Signatures
/s/ Mark E. Swanson	*
Mark E. Swanson, President,	Thaddas L. Alston, Trustee
Chief Executive Officer, Treasurer,
and Chief Accounting Officer

*

Kristianne Blake, Trustee

*

Katherine W. Krysty, Trustee

*

Raymond P. Tennison, Jr., Trustee

/s/ Jessica Gates

*By Jessica Gates

Attorney-in-fact

*

Cheryl Burgermeister, Trustee

*

Julie Dien Ledoux, Trustee

*

Jack R. Thompson, Trustee

* Executed pursuant to powers of attorney filed herewith.

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned Trustees and Officers of Russell Investment Funds (the “Trust”) do hereby severally constitute and appoint Mary Beth Rhoden Albaneze and Jessica Gates, or either of them, the true and lawful agents and attorneys-in-fact of the undersigned with respect to all matters arising in connection with the Trust’s Registration Statement on Form N-1A (File Nos. 33-18030 and 811-5371), Post-Effective Amendments and any and all amendments or supplements thereto and any other of the Trust’s filings with the Securities Exchange Commission, including proxy statements, with full power and authority to execute said Registration Statement, Post-Effective Amendment or filing for and on behalf of the undersigned, in our names and in the capacity indicated below, and to file the same, together with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission.  The undersigned hereby give to said agents and attorneys-in-fact full power and authority to act in the premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting.  The undersigned hereby ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.  These powers of attorney will terminate on August 31, 2020.

WITNESS the due execution hereof on the date and in the capacity set forth below.

SIGNATURETITLEDATE

/s/Thaddas L. AlstonTrusteeNovember 21, 2019

Thaddas L. Alston

/s/Kristianne BlakeTrusteeOctober 31, 2019

Kristianne Blake

/s/ Cheryl BurgermeisterTrusteeOctober 31, 2019

Cheryl Burgermeister

/s/Katherine W. KrystyTrusteeOctober 31, 2019

Katherine W. Krysty

/s/Julie Dien LedouxTrusteeOctober 31, 2019

Julie Dien Ledoux

/s/Raymond P. Tennison, Jr.TrusteeOctober 31, 2019

Raymond P. Tennison, Jr.

/s/Jack R. ThompsonTrusteeOctober 31, 2019

Jack R. Thompson

17421029.1.BUSINESS